Taxes and Contributions Payable - Summary of Taxes and Contributions Payable (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Detailed Information About Taxes And Contributions Payable [Abstract]
Income tax	R$ 22,400	R$ 28,812
Social contribution	5,868	3,985
Social Contribution on revenues (COFINS)	2,748	2,769
Social Integration Program (PIS)	599	604
Service tax (ISS) on billing	1,313	1,677
Withholding Income Tax (IRRF) deducted from third parties	137	366
Others	1,982	2,642
Taxes and contributions payable	R$ 35,047	R$ 40,855